Nature of Operations and Liquidity Risk (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended					12 Months Ended
	Aug. 08, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014		Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Nature of Operations and Liquidity Risk [Abstract]
Net and comprehensive loss (income) for the period		$ 1,076,759	$ 865,976			$ 2,798,908	$ (5,928,256)	$ 14,218,945	$ 8,290,689	$ 2,400,363
Accumulated deficit		(21,064,623)	(15,864,506)	(21,064,623)		(18,663,414)	(15,864,506)		(15,864,506)	(3,842,133)
Cash and cash equivalents		3,958,439	4,136,803	3,958,439		4,759,711	4,136,803	6,282,992	4,136,803	17,782	15,018
Net proceeds from exercise of warrants	$ 2,725,916			$ 1,266,177		$ 2,480,750
Number of warrants exercised				(1,986,074)	[1]

[1]	During the six months ended December 31, 2014, 1,986,074 Investor Warrants were exercised for 1,986,074 shares of common stock (note 5).